ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net was summarized as follows:

	As of June 30,
	2025	2024
Accounts receivable	$2,032,306	$3,578,741
Less: provision for credit losses	(43,521)	(93,218)
Accounts receivable, net	$1,988,785	$3,485,523

SCHEDULE OF PROVISION FOR CREDIT LOSSES

The changes in the provision for credit losses were as follows:

	For the Years Ended June 30,
	2025	2024	2023
Balance at beginning of the year	$93,218	$97,526	$4,974
Additions (reversal)	445,389	(4,118)	96,910
Reversal from sale of accounts receivable	(496,075)	-	-
Foreign exchange effect	989	(190)	(4,358)
Balance at the end of the year	$43,521	$93,218	$97,526